Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalent Explanatory
As at December 31,	2018	2017
Cash	155	547
Short-Term Investments	626	63
	781	610